Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2022	June 30, 2021
Copyrights of online education academy courses	$32,198,770	$14,453,243
Less: Accumulated amortization	(6,631,812)	(2,180,917)
Carrying amount	$25,566,958	$12,272,326